Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
Air Products & Chemicals Inc.	67,836	19,004
DuPont de Nemours Inc.	225,331	14,295
Dow Inc.	227,127	12,040
LyondellBasell Industries NV Class A	38,219	3,252
		48,591
Consumer Discretionary (7.0%)
Walt Disney Co.	554,564	82,081
Walmart Inc.	434,547	66,395
Target Corp.	153,488	27,556
General Motors Co.	395,419	17,335
Ford Motor Co.	1,197,942	10,877
eBay Inc.	203,708	10,273
Marriott International Inc. Class A	74,589	9,463
VF Corp.	95,703	7,982
Las Vegas Sands Corp.	117,271	6,533
Southwest Airlines Co.	90,229	4,181
		242,676
Consumer Staples (12.1%)
Procter & Gamble Co.	762,947	105,950
PepsiCo Inc.	424,918	61,286
Coca-Cola Co.	1,186,570	61,227
Philip Morris International Inc.	477,943	36,204
CVS Health Corp.	401,600	27,225
Mondelez International Inc. Class A	438,469	25,190
Altria Group Inc.	570,351	22,717
Kimberly-Clark Corp.	104,694	14,585
General Mills Inc.	187,161	11,383
Sysco Corp.	148,112	10,559
Constellation Brands Inc. Class A	48,974	10,081
Walgreens Boots Alliance Inc.	225,726	8,580
Kroger Co.	226,741	7,482
Kraft Heinz Co.	206,339	6,797
McKesson Corp.	24,832	4,468
Archer-Daniels-Midland Co.	84,877	4,224
Keurig Dr Pepper Inc.	86,202	2,625
		420,583
Energy (4.3%)
Chevron Corp.	590,885	51,513
Exxon Mobil Corp.	1,297,842	49,487
ConocoPhillips	328,860	13,010
Schlumberger Ltd.	426,051	8,857
Kinder Morgan Inc.	590,825	8,496
EOG Resources Inc.	89,607	4,201
Phillips 66	66,741	4,043

	Williams Cos. Inc.	185,551	3,893
	Marathon Petroleum Corp.	99,481	3,868
	Valero Energy Corp.	62,333	3,352
			150,720
Financials (19.6%)
*	Berkshire Hathaway Inc. Class B	587,365	134,454
	JPMorgan Chase & Co.	935,208	110,242
	Bank of America Corp.	2,393,003	67,387
	Citigroup Inc.	638,864	35,182
	Wells Fargo & Co.	1,201,077	32,849
	BlackRock Inc.	44,473	31,058
	Morgan Stanley	443,878	27,445
	Goldman Sachs Group Inc.	105,616	24,353
	Charles Schwab Corp.	431,559	21,051
	CME Group Inc.	110,055	19,263
	Truist Financial Corp.	413,467	19,193
	PNC Financial Services Group Inc.	130,368	18,000
	US Bancorp	415,960	17,974
	Chubb Ltd.	117,778	17,411
	Progressive Corp.	179,770	15,660
	Travelers Cos. Inc.	77,889	10,098
	Allstate Corp.	95,741	9,799
	MetLife Inc.	208,847	9,642
	Bank of New York Mellon Corp.	244,785	9,576
	T. Rowe Price Group Inc.	66,140	9,485
	Prudential Financial Inc.	121,082	9,156
	Aflac Inc.	207,880	9,132
	Marsh & McLennan Cos. Inc.	77,744	8,913
	Blackstone Group LP Class A	103,224	6,147
	American International Group Inc.	132,663	5,100
	State Street Corp.	51,206	3,609
*,^	Rocket Cos. Inc. Class A	31,181	646
*	Berkshire Hathaway Inc. Class A	1	344
			683,169
Health Care (21.8%)
	Johnson & Johnson	807,870	116,883
	UnitedHealth Group Inc.	291,635	98,089
	Pfizer Inc.	1,705,684	65,345
	Merck & Co. Inc.	776,184	62,397
	Abbott Laboratories	543,326	58,799
	AbbVie Inc.	541,537	56,634
	Medtronic plc	412,227	46,870
	Amgen Inc.	179,712	39,903
	Eli Lilly and Co.	264,130	38,471
	Anthem Inc.	77,209	24,052
	Cigna Corp.	112,711	23,572
	Gilead Sciences Inc.	384,727	23,341
	Danaher Corp.	97,982	22,010
	Bristol-Myers Squibb Co.	345,825	21,579
	Humana Inc.	40,593	16,258
	HCA Healthcare Inc.	82,870	12,440
*	Biogen Inc.	48,550	11,660
	Zimmer Biomet Holdings Inc.	63,438	9,460
	Baxter International Inc.	77,907	5,926
*	Viatris Inc.	188,381	3,169

* Alexion Pharmaceuticals Inc.	15,920	1,944
		758,802
Industrials (13.2%)
Honeywell International Inc.	215,349	43,914
Raytheon Technologies Corp.	468,788	33,621
3M Co.	176,770	30,533
Caterpillar Inc.	166,162	28,844
General Electric Co.	2,686,255	27,346
Deere & Co.	86,609	22,659
American Express Co.	185,469	21,995
Union Pacific Corp.	104,176	21,260
CSX Corp.	234,768	21,141
FedEx Corp.	72,366	20,739
Norfolk Southern Corp.	78,258	18,549
United Parcel Service Inc. Class B	108,391	18,542
Eaton Corp. plc	122,941	14,889
Emerson Electric Co.	183,178	14,072
Northrop Grumman Corp.	46,041	13,916
Capital One Financial Corp.	140,364	12,021
General Dynamics Corp.	74,908	11,188
Trane Technologies plc	73,336	10,725
PPG Industries Inc.	72,340	10,617
Parker-Hannifin Corp.	39,425	10,537
Johnson Controls International plc	228,080	10,501
Cummins Inc.	45,412	10,498
PACCAR Inc.	106,226	9,248
Illinois Tool Works Inc.	43,753	9,236
Stanley Black & Decker Inc.	49,055	9,041
Otis Worldwide Corp.	66,179	4,430
		460,062
Real Estate (0.6%)
Prologis Inc.	113,548	11,361
Simon Property Group Inc.	49,816	4,113
Welltower Inc.	63,785	4,017
Equity Residential	56,919	3,297
		22,788
Technology (6.7%)
Intel Corp.	1,305,118	63,102
QUALCOMM Inc.	346,165	50,945
Oracle Corp.	612,105	35,331
International Business Machines Corp.	273,285	33,756
Cognizant Technology Solutions Corp. Class A	166,563	13,014
TE Connectivity Ltd.	101,069	11,519
* Micron Technology Inc.	170,265	10,912
HP Inc.	438,565	9,618
* Dell Technologies Inc.	74,410	5,136
		233,333
Telecommunications (7.8%)
Verizon Communications Inc.	1,270,027	76,722
Comcast Corp. Class A	1,398,924	70,282
AT&T Inc.	2,186,727	62,868
Cisco Systems Inc.	1,166,059	50,164
* T-Mobile US Inc.	85,420	11,356
		271,392

Utilities (5.4%)
NextEra Energy Inc.		600,982	44,226
Duke Energy Corp.		225,747	20,918
Dominion Energy Inc.		257,839	20,238
Southern Co.		324,407	19,416
Waste Management Inc.		129,712	15,452
American Electric Power Co. Inc.		152,405	12,937
Exelon Corp.		299,048	12,282
Sempra Energy		88,694	11,307
Xcel Energy Inc.		161,474	10,877
Public Service Enterprise Group Inc.		155,043	9,036
Republic Services Inc. Class A		63,697	6,161
Consolidated Edison Inc.		51,187	3,903
PPL Corp.		117,376	3,336
			190,089
Total Common Stocks (Cost $2,875,654)			3,482,205
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $596)	0.109%	5,961	596
Total Investments (99.9%) (Cost $2,876,250)			3,482,801
Other Assets and Liabilities—Net (0.1%)			2,768
Net Assets (100%)			3,485,569
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $586,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $594,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	19	3,442	37

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Mega Cap Value Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.